UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                     (Unaudited)


                                             Market
                                             Value
   HGK EQUITY VALUE FUND       Shares        (000)
-----------------------------------------------------

COMMON STOCK (96.2%)
AEROSPACE & DEFENSE (2.5%)
  General Dynamics                2,800       $   289
                                              -------
AGRICULTURAL OPERATIONS (2.7%)
  Archer-Daniels-Midland         13,000           315
                                              -------
BANKS (10.3%)
  Bank of America                 6,800           315
  JPMorgan Chase                  7,000           261
  US Bancorp                     10,000           301
  Washington Mutual               8,000           323
                                              -------
                                                1,200
                                              -------
CHEMICALS (1.3%)
  Dow Chemical                    3,000           149
                                              -------
COMPUTERS & SERVICES (5.8%)
  Automatic Data Processing       3,000           130
  Hewlett-Packard                11,000           215
  Intuit*                         2,500            98
  Sungard Data Systems*           8,500           229
                                              -------
                                                  672
                                              -------
CONSUMER PRODUCTS (1.4%)
  Colgate-Palmolive               3,000           158
                                              -------
DRUGS (5.3%)
  McKesson                        5,400           186
  Merck                           7,500           210
  Pfizer                          9,000           218
                                              -------
                                                  614
                                              -------
ELECTRICAL SERVICES (2.7%)
  TXU                             4,500           311
                                              -------
FINANCIAL SERVICES (8.6%)
  CIT Group                       3,000           121
  Citigroup                       6,500           319
  Fannie Mae                      4,500           290
  MBNA                           10,000           266
                                              -------
                                                  996
                                              -------
FOOD, BEVERAGE & TOBACCO (5.1%)
  PepsiCo                         4,500           242
  Sara Lee                       10,000           235
  Supervalu                       3,800           120
                                              -------
                                                  597
                                              -------
HEALTH CARE (2.5%)
  Medtronic                       5,500           289
                                              -------
INSURANCE (3.9%)
  Allstate                        5,000           252


                                             Market
                                             Value
   HGK EQUITY VALUE FUND       Shares        (000)
-----------------------------------------------------
INSURANCE (CONTINUED)
  American International
  Group                           3,000       $   199
                                              -------
                                                  451
                                              -------
MACHINERY (6.8%)
  Fortune Brands                  3,200           269
  Ingersoll-Rand, Cl A            3,500           260
  Johnson Controls                4,500           266
                                              -------
                                                  795
                                              -------
MEDICAL PRODUCTS & SERVICES (3.7%)
  Becton Dickinson                  600            34
  Johnson & Johnson               5,000           323
  Laboratory Corporation of
     America Holdings             1,500            72
                                              -------
                                                  429
                                              -------
METALS (2.5%)
  Alcoa                           3,500           103
  Phelps Dodge                    1,900           183
                                              -------
                                                  286
                                              -------
PAPER & PAPER PRODUCTS (2.7%)
  Kimberly-Clark                  3,000           196
  MeadWestvaco                    4,000           116
  Neenah Paper*                      90             3
                                              -------
                                                  315
                                              -------
PETROLEUM & FUEL PRODUCTS (0.9%)
  Burlington Resources            2,500           109
                                              -------
PETROLEUM REFINING (11.0%)
  Amerada Hess                    4,000           347
  ChevronTexaco                   5,400           294
  ConocoPhillips                  4,000           371
  Marathon Oil                    7,000           271
                                              -------
                                                1,283
                                              -------
PHARMACEUTICALS (2.0%)
  Wyeth                           6,000           238
                                              -------
PRINTING & PUBLISHING (1.7%)
  Gannett                         2,500           200
                                              -------
RAILROADS (2.1%)
  Norfolk Southern                7,000           245
                                              -------
RESTAURANTS (1.4%)
  McDonald's                      5,000           162
                                              -------
RETAIL (1.9%)
  Ltd Brands                      9,500           225
                                              -------
SEMI-CONDUCTORS/INSTRUMENTS (2.5%)
  Intel                           7,000           157

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                     (Unaudited)

                                             Market
                            Shares/Face      Value
   HGK EQUITY VALUE FUND    Amount (000)     (000)
-----------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (CONTINUED)
  Texas Instruments               6,000       $   140
                                              -------
                                                  297
                                              -------
SPECIALTY CONSTRUCTION (2.5%)
  Masco                           8,000           294
                                              -------
TELEPHONES & TELECOMMUNICATIONS (2.4%)
  SBC Communications             12,000           285
                                              -------
TOTAL COMMON STOCK
  (Cost $10,197)                               11,204
                                              -------

REPURCHASE AGREEMENT (2.0%)
Morgan Stanley, 2.000%,
  dated 01/31/05, to be
  repurchased on 02/01/05,
  repurchase price
  $232,234 (collateralized
  by U.S. Treasury Bonds,
  par value $152,570,
  3.625%, 04/15/28; total
  market value $238,426)           $232           232
                                              -------
TOTAL REPURCHASE AGREEMENT
  (Cost $232)                                     232
                                              -------

TOTAL INVESTMENTS (98.2%)
  (Cost $10,429)+                             $11,436
                                              =======

PERCENTAGES ARE BASED ON NET ASSETS OF $11,647,072.

* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,428,633, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,657,652 AND $(650,562), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 HGK-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.